Write-down of Vessels Write-Down of Vessels (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2020 vessel
Property, Plant and Equipment [Line Items]
Write-down of vessels | $	$ 0	$ 0	$ 45,000	$ 0
LPG Carriers [Member]
Property, Plant and Equipment [Line Items]
Number Of Vessels | vessel					7
LPG Carriers [Member]
Property, Plant and Equipment [Line Items]
Write-down of vessels | $			$ 45,000
Number Of Vessels | vessel					6